Acquisitions and disposals - Summary of Effect of Acquisitions on Consolidated Balance Sheet (Details) - EUR (€) € in Millions			12 Months Ended
	Apr. 01, 2020	Mar. 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Detailed Information about Business Combination [Line Items]
Goodwill			€ 20,330	€ 18,942
Total consideration			€ 2,117	6,337
Proportion of ownership interest in subsidiary			100.00%
Total Acquisitions
Disclosure of Detailed Information about Business Combination [Line Items]
Net assets acquired			€ 1,372	3,857	€ 771
Non-controlling interest			(14)	(27)	(25)
Goodwill			759	2,507	421
Total payment for acquisition			2,117	6,337	1,167
Total consideration			2,117	6,337	€ 1,167
Intangible assets			€ 1,744
Horlicks
Disclosure of Detailed Information about Business Combination [Line Items]
Goodwill				2,090
Total consideration				5,294
Intangible assets				3,345
Business combination deferred tax liabilities acquired				746
Cash transferred				449
Proportion of ownership interest in subsidiary	61.90%	67.20%
Business combination equity shares issued for consideration				€ 4,845